Stockholders' Equity (Deficit) - Schedule of Stock Option Grants (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Options Outstanding
Beginning Balance	9,562,000
Stock option grants	3,855,000
Stock options exercised	(1,805,000)
Stock options canceled	(3,551,000)
Ending Balance	8,060,000	9,562,000
Weighted- Average Exercise Price
Beginning Balance	$ 5.62
Stock option grants	3.16
Stock options exercised	1.43
Stock options canceled	9.56
Ending Balance	$ 3.52	$ 5.62
Aggregate Intrinsic Value
Aggregate Intrinsic Value	$ 14,012	$ 16,694
Stock Option [Member]
Options Outstanding
Beginning Balance	9,561,713	16,392,539
Stock option grants		491,900
Stock options exercised		4,177,555
Stock options canceled		3,145,171
Ending Balance		9,561,713	16,392,539
Vested or expected to vest December 31, 2015		9,022,878
Exercisable as of December 31, 2015		5,416,829,000
Weighted- Average Exercise Price
Beginning Balance	$ 5.62	$ 4.40
Stock option grants		8.95
Stock options exercised		1.02
Stock options canceled		5,870
Ending Balance		5.62	$ 4.40
Vested or expected to vest, weighted average exercise price		5.50
Exercisable, weighted average share price		$ 3,990
Weighted- Average Remaining Contractual Life in Years		6 years 10 months 25 days	7 years 3 months 19 days
Vested or expected to vest, weighted average remaining contractual life in years		6 years 9 months 18 days
Exercisable, weighted average remaining contractual life in years		6 years
Aggregate Intrinsic Value
Aggregate Intrinsic Value		$ 16,694	$ 128,541
Vested or expected to vest, aggregate intrinsic value		16,149
Exercisable as of December 31, 2015		$ 12,497